GUIDESTONE FUNDS
Supplement dated December 12, 2023
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PORTFOLIO MANAGER CHANGE FOR GUIDESTONE CAPITAL MANAGEMENT, LLC
Effective January 1, 2024, Joshua Chastant will become Portfolio Manager – Public Markets of GuideStone Capital Management, LLC (“GSCM”) and will serve in this capacity for all series of GuideStone Funds.
In the section “Investment Adviser and Portfolio Managers,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, on pages 11, 19, 27, 35, 43, 50, 57, 64 and 70, respectively, the disclosure for GSCM is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC

Tim Bray, CFA, CAIA, CDDA Director of Alternative Investments	Since April 2014

Joshua Chastant Portfolio Manager – Public Markets	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
In the section “Investment Adviser and Portfolio Managers,” for the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund (“SCEF”), International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, on pages 80, 86, 94, 129, 135, 144, 153, 158, 163, 169 and 176, respectively, the disclosure for GSCM is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC

Joshua Chastant Portfolio Manager – Public Markets	Since January 2024

Brandon Pizzurro President and Chief Investment Officer	Since April 2019
In the section “Investment Adviser and Portfolio Managers,” for the Strategic Alternatives Fund, on page 103, the disclosure for GSCM is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Joshua Chastant Portfolio Manager – Public Markets	Since January 2024
Brandon Pizzurro President and Chief Investment Officer	Since May 2021
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In the section “Investment Adviser and Portfolio Managers,” for the Defensive Market Strategies® Fund, on page 112, the disclosure for GSCM is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Joshua Chastant Portfolio Manager – Public Markets	Since January 2024
Brandon Pizzurro President and Chief Investment Officer	Since January 2020
In the section “Investment Adviser and Portfolio Managers,” for the Impact Bond Fund and Impact Equity Fund, on pages 118 and 124, respectively, the disclosure for GSCM is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Joshua Chastant Portfolio Manager – Public Markets	Since January 2024
Brandon Pizzurro President and Chief Investment Officer	Since January 2023
In the section “Investment Adviser and Portfolio Managers,” for the Value Equity Index Fund and Growth Equity Index Fund, on pages 139 and 148, respectively, the disclosure for GSCM is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Joshua Chastant Portfolio Manager – Public Markets	Since January 2024
Brandon Pizzurro President and Chief Investment Officer	Since August 2022
Under the heading “Adviser,” on page 206, the first paragraph is deleted in its entirety and replaced with the following:
GuideStone Capital Management, LLC, an affiliate of GuideStone Financial Resources, is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152 and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Directors. GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. For the Adviser, Tim Bray, CFA, CAIA, CDDA, Director of Alternative Investments; Joshua Chastant, Portfolio Manager – Public Markets; and Brandon Pizzurro, President and Chief Investment Officer, serve as portfolio managers for the Target Date Funds, Target Risk Funds and/or certain Select Funds. Mr. Pizzurro is an officer of the Adviser. Messrs. Bray, Chastant and Pizzurro have worked for the Adviser for five or more years. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.
II.  UPDATES TO ADDRESSES OF SUB-ADVISERS
Effective December 1, 2023, the address of Altrinsic Global Advisors, LLC (“Altrinsic”) changed. All references in the Prospectus to the address of Altrinsic are deleted in their entirety and replaced with: 300 First Stamford Place, Suite 750, Stamford, Connecticut 06902.
ii

Effective December 12, 2023, the address of TimesSquare Capital Management, LLC (“TimesSquare”) changed All references in the Prospectus to the address of TimesSquare are deleted in their entirety and replaced with: 75 Rockefeller Plaza, 30th Floor, New York, New York, 10019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated December 12, 2023
to
Statement of Additional Information (“SAI”) dated May 1, 2023
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  PORTFOLIO MANAGER CHANGE FOR GUIDESTONE CAPITAL MANAGEMENT, LLC
Effective January 1, 2024, Joshua Chastant, will become Portfolio Manager – Public Markets of GuideStone Capital Management, LLC (“GSCM”) and will serve in this capacity for all series of GuideStone Funds.
i

The Other Accounts Managed table, beginning on page 79, is amended as follows to update portfolio manager changes. The information for GSCM is deleted in its entirety and replaced with the following, which is current as of September 30, 2023.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
GuideStone Capital Management, LLC
Tim Bray, CFA, CAIA, CDDA	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Joshua Chastant	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Brandon Pizzurro	2	$52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ii

In the section entitled Securities Ownership, beginning on page 109, the following information is added in alphabetical order, which is current as of December 31, 2022:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Series of the Trust
Joshua Chastant	$50,001-$100,000 in the MyDestination 2045 Fund

II.  UPDATES TO ADDRESSES OF SUB-ADVISERS
Effective December 1, 2023, the address of Altrinsic Global Advisors, LLC (“Altrinsic”) changed. All references in the SAI to the address of Altrinsic are deleted in their entirety and replaced with the following: 300 First Stamford Place, Suite 750, Stamford, Connecticut 06902.
Effective December 12, 2023, the address of TimesSquare Capital Management, LLC (“Times Square”) changed. All references in the SAI to the address of TimesSquare are deleted in their entirety and replaced with the following: 75 Rockefeller Plaza, 30th Floor, New York, New York 10019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
iii